Note 18 - Financial Instruments Carried at Fair Value (Details) - Fair Value Hierarchy - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents - Fair Value	$ 722	$ 402
Cash and cash equivalents - Carrying Amount	722	402
Restricted cash - Fair Value	31	31
Restricted cash- Carrying Amount	31	31
Liabilities
Current and Non Current portion of debt - Fair Value	23,110	36,888
Current and Non Current portion of debt - Carrying Amount	67,947	72,045
Current and Non Current portion of Convertible Notes - Fair Value	90,849	97,121
Current and Non Current portion of Convertible Notes - Carrying Amount	90,849	97,121	$ 101,651
Current and Non Current Capital lease obligations - Fair Value	30,645	38,010
Current and Non Current Capital lease obligations - Carrying Amount	37,219	38,010
Financial instruments - Fair Value	10,067	39,300
Financial instruments - Carrying Amount	10,067	39,300
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents - Fair Value	722	402
Restricted cash - Fair Value	31	31
Fair Value, Inputs, Level 2 [Member]
Liabilities
Current and Non Current portion of debt - Fair Value	23,110	36,888
Current and Non Current portion of Convertible Notes - Fair Value	90,849	97,121
Current and Non Current Capital lease obligations - Fair Value	30,645	38,010
Fair Value, Inputs, Level 3 [Member]
Liabilities
Financial instruments - Fair Value	$ 10,067	$ 39,300